Share Capital - Rio Tinto Limited	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Share capital - Rio Tinto Limited

28 Share capital – Rio Tinto Limited

	2018	2017	2016
	Number	Number	Number	2018	2017	2016
	(million)	(million)	(million)	US$m	US$m	US$m
Issued and fully paid up share capital
At 1 January	412.41	424.19	424.19	4,140	3,915	3,950
Adjustment on currency translation				(382)	310	(35)
Ordinary shares purchased and cancelled (a) (b)	(41.20)	(11.78)	-	(281)	(85)	-
At 31 December	371.21	412.41	424.19	3,477	4,140	3,915
– Special Voting Share (c)	1 only	1 only	1 only
– DLC Dividend Share (c)	1 only	1 only	1 only
Total share capital	371.21	412.41	424.19

(a)

In November 2018, 41,198,134 Rio Tinto Limited ordinary shares were purchased at A$69.69 per share and cancelled under an off-market share buy-back programme carried out pursuant to the shareholder approval granted at Rio Tinto Limited’s 2018 annual general meeting for off-market and on-market buy-backs of up to 41.2 million Rio Tinto Limited ordinary shares.

(b)

In November 2017, 11,778,064 Rio Tinto Limited ordinary shares were purchased at A$63.67 per share and cancelled under an off-market share buy-back programme carried out pursuant to the shareholder approval granted at Rio Tinto Limited’s 2017 annual general meeting for off-market and on-market buy-backs of up to 42.4 million Rio Tinto Limited ordinary shares.

(c)

The “Special Voting Share” was issued to facilitate the joint voting by shareholders of Rio Tinto Limited and Rio Tinto plc on Joint Decisions following the DLC Merger. The “DLC Dividend Share” was issued to facilitate the efficient management of funds within the DLC structure. Directors have the ability to issue an Equalisation Share if that is required under the terms of the DLC Merger Sharing Agreement.

During 2018, US$114 million of shares (2017: US$37.5 million; 2016: US$48.5 million) were purchased by employee share ownership trusts on behalf of Rio Tinto Limited to satisfy future share options and awards as they vest. At 31 December 2018, 1,416,728 shares were held in the employee share ownership trusts on behalf of Rio Tinto Limited.

Information relating to share options and other share-based incentive schemes is given in note 43.